Basis of Presentation and Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Basis Of Presentation And Summary Of Significant Accounting Policies 1	59.07%
Basis Of Presentation And Summary Of Significant Accounting Policies 2	13.5
Basis Of Presentation And Summary Of Significant Accounting Policies 3	$ 14,322
Basis Of Presentation And Summary Of Significant Accounting Policies 4	50.00%
Basis Of Presentation And Summary Of Significant Accounting Policies 5	20,373
Basis Of Presentation And Summary Of Significant Accounting Policies 6	126,810
Basis Of Presentation And Summary Of Significant Accounting Policies 7	122,688
Basis Of Presentation And Summary Of Significant Accounting Policies 8	$ 630,277